                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

            Read Instructions at end of  Form before preparing Form.
                             Please print or type.


1.   Name and address of issuer:

     VANGUARD CALIFORNIA TAX-FREE FUND

2.   Name of each series or class of funds for which this notice is filed:

     Money Market Portfolio
     Insured Long-Term Portfolio
     Insured Intermediate-Term Portfolio

3.   Investment Company Act File Number:     811-4474

     Securities Act File Number:             33-1569

4.   Last day of fiscal year  for which this notice is filed:    11/30/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                /  /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

     N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

     None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None

9. Number and aggregate sales price of securities sold during the fiscal year:

     1,193,529,454 Shares
     $1,542,673,101 Aggregate Sales Price

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     1,193,529,454 Shares
     $1,542,673,101 Aggregate Sales Price

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     N/A

12.  Calculation of registration fee:

     (i)      Aggregate sales price of securities sold during the fiscal
              year in reliance on rule 24f-2 (from Item 10):                                            $1,542,673,101

     (ii)     Aggregate price of shares issued in connection with
              dividend reinvestment plans (from Item 11, if applicable):                                +    N/A

     (iii)    Aggregate price of shares redeemed or repurchased during
              the fiscal year (if applicable):                                                          - 1,378,864,889

     (iv)     Aggregate price of shares redeemed or repurchased and
              previously applied as a reduction to filing fees pursuant to
              rule 24f-2 (if applicable):                                                               +    N/A

     (v)      Net aggregate price of securities sold and issued during
              the fiscal year in reliance on rule 24f-2 [line (I), plus line
              (ii), less line  (iii), plus line (iv)] (if applicable):                                  $163,808,212

     (vi)     Multiplier prescried by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
              Instruction C.6):                                                                          x 1/29 of 1%

     (vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:                                    $56,485.59
                                                                                                          ---------

INSTRUCTION:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                             /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     January 23, 1996

                                   SIGNATURES


     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dated indicated:


     By (Signature and Title) /s/ RAYMOND J. KLAPINSKY
                             -----------------------------
                             Raymond J. Klapinsky, Secretary



     Date       January 25, 1996

EXHIBIT "A"




January 25, 1996



Vanguard California Tax-Free Fund
100 Vanguard Blvd.
Malvern, PA  19355

Gentlemen:

Vanguard California Tax-Free Fund is a business trust established under Pennsylvania law under a Declaration of Trust dated January 15, 1986. I have acted as counsel to the Fund since its initial registration as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"), as amended. It is in my capacity as counsel to the Fund that I am furnishing you this opinion.

I have examined the Fund's:  (1) Declaration of Trust and amendments thereof;
(2) minutes of the meetings of shareholders and Trustees; (3) Notification of Registration on Form N-8A under the 1940 Act; (4) Registration on Form N-1A under the Securities Act of 1933 ("1933 Act") and 1940 Act, and all amendments thereto; and (5) all other relevant documents and records, as well as the procedures and requirements relative to the issuance and sale of the Fund's shares of beneficial interest ("shares").

Under Article V, Section 5.1 of the Declaration of Trust, as amended to date, the Fund is legally authorized to issue an unlimited number of shares, without any par value, from one or more series ("Portfolios") of shares. Currently, the Fund is offering shares of two Portfolios. On November 30, 1995, (the end of the Fund's fiscal year), the Fund had issued and outstanding 86,485,403 shares of the Insured Long-Term Portfolio, 1,201,887,677 shares of its Money Market Portfolio and 19,707,527 shares of its Insured Intermediate-Term Portfolio.

My examination also disclosed the following information:

1. On December 1, 1994, (the beginning of the Fund's fiscal year), the Fund did not have any securities registered under the 1933 Act other than pursuant to Rule 24f-2 of the 1940 Act.

2. During the fiscal year ended November 30, 1995, the Fund did not register any securities under the 1933 Act other than pursuant to Rule 24f-2.

3. During the fiscal year ended November 30, 1995, the Fund sold the following shares in reliance upon registration pursuant to Rule 24f-2 of the 1940 Act:

Name of Portfolio        Number of Shares              Aggregate Sales Price
Shares of Beneficial
Interest (No Par Value)

Insured Long-Term
  Portfolio                    22,155,829                    237,512,691
Money Market Portfolio      1,156,638,980                  1,156,638,980
Insured Inter-
  mediate Term Portfolio       14,734,645                    148,521,430

Total                       1,193,529,454                 $1,542,673,101

4. During the fiscal year ended November 30, 1995, the Fund redeemed the following shares:

Name of Portfolio          Number of Shares             Redemption Price
Shares of Beneficial
Interest (No Par Value)
Insured Long-Term
  Portfolio                    19,769,972                   210,397,574
Money Market Portfolio      1,113,588,918                 1,113,588,918
Insured Inter-
  mediate Term Portfolio        5,429,185                    54,878,397

Total                       1,138,788,075                $1,378,864,889

You have instructed me to file, on behalf of the Fund, a Notice pursuant to Rule 24f-2 of the 1940 Act, for the purpose of registering, under the 1933 Act, the shares set forth above which were sold by the Fund during the fiscal year.

Based upon the foregoing information and my examination, it is my opinion that:

1. The Fund is a valid and subsisting trust of the Commonwealth of Pennsylvania authorized to issue an unlimited number of shares, without par value, from one or more series ("Portfolios") of shares;

2. The proposed registration of the combined total of 1,193,529,454 shares of the Fund in reliance upon Rule 24f-2 of the 1940 Act is proper;

3. Such shares, which were issued for a consideration deemed by the Trustees to be consistent with the Declaration of Trust, were legally authorized and issued, fully paid, and non-assessable; and

4. The holders of such shares have all the rights provided with respect to such holdings by the Declaration of Trust, as amended, and the laws of the Commonwealth of Pennsylvania.

I hereby consent to the use of this opinion as an Exhibit to the Rule 24f-2 Notice filed on behalf of the Fund, covering the registration of such shares under the 1933 Act, and the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the states to which shares of the Fund are offered. I further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by me.


Very truly yours,

BY:   /s/ RAYMOND J. KLAPINSKY
   -------------------------------
     (Raymond J. Klapinsky)
     Counsel


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